Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

8.  SUBSEQUENT EVENTS

During the period from January 1, 2015 to March 20, 2015, contributions of $1,587,660 were made to the Trust and withdrawals of $11,161,503 were made from the Trust. The Managing Owner has performed its evaluation of subsequent events through March 20, 2015, the date the financial statements were issued. Based on such evaluation, no further events were discovered that required disclosure or adjustment to the financial statements.